Financial assets and liabilities	12 Months Ended
Dec. 31, 2021
Financial assets and liabilities
Financial assets and liabilities

5.  Financial assets and liabilities

As of December 31, 2021 and 2020, the Company’s financial assets are represented by cash, cash equivalents and restricted cash, trade and other accounts receivable, accounts receivable for which their carrying amount is a reasonable approximation of fair value.

a) Financial assets

	December 31,		December 31,
	2021		2020
Derivative financial instruments designated as cash flow hedges (effective portion recognized within OCI)
Jet fuel Asian call options	Ps.	—	Ps.	206
Interest rate cap		28,771		326
Total derivative financial assets	Ps.	28,771	Ps.	532

Presented on the consolidated statements of financial position as follows:
Current	Ps.	—	Ps.	206
Non-current	Ps.	28,771	Ps.	326

b) Financial debt

(i) As of December 31, 2021 and 2020, the Company’s short-term and long-term debt consists of the following:

		December 31,		December 31,
		2021		2020
I.	Revolving line of credit with Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander (“Santander”) and Banco Nacional de Comercio Exterior, S.N.C. (“Bancomext”), in U.S. dollars, to finance pre-delivery payments, maturing on October 31, 2022, bearing annual interest rate at the three-month LIBOR plus a spread of 260 basis points.	Ps.	3,535,649	Ps.	3,650,612

II.	In June 2019 the Company issued in the Mexico market Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on June 20th, 2024 bearing annual interest rate at TIIE 28 days plus 175 basis points.		1,250,000		1,500,000

III.	In October 2021 the Company issued in the Mexico market a second tranche of its Asset backed trust notes (“CEBUR”), in Mexican pesos, maturing on October 20th, 2026 bearing annual interest rate at TIIE 28 days plus 200 basis points.		1,500,000		—

IV.	In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a spread of 300 basis points.		—		200,000

V.	Amortized transaction costs		(31,408)		(15,542)

VI.	Accrued interest and other financial cost		22,439		19,563
			6,276,680		5,354,633
	Less: Short-term maturities		4,052,859		1,558,884
	Long-term	Ps.	2,223,821	Ps.	3,795,749

TIIE: Mexican interbank rate

(ii) The following table provides a summary of the Company’s scheduled principal payments of financial debt and accrued interest on December 31, 2021:

			January 2023-		January 2024-
	Within one		December		December		January 2025
	year		2023		2024		onwards		Total
Santander/Bancomext	Ps.	3,552,091	Ps.	—	Ps.	—	Ps.	—	3,552,091
CEBUR program		505,997		583,333		750,000		916,667	2,755,997
Total	Ps.	4,058,088	Ps.	583,333	Ps.	750,000	Ps.	916,667	6,308,088

iii) Since 2011, the Company has financed the pre-delivery payments with Santander/Bancomext for the acquisition of its aircraft through a revolving financing facility.

The “Santander/Bancomext” loan agreement provides for certain covenants, including limits to the ability to, among others:

i)	Incur debt above a specified debt basket unless certain financial ratios are met.
ii)	Create liens.
iii)	Merge with or acquire any other entity without the previous authorization of the Banks.
iv)	Dispose of certain assets.
v)	Declare and pay dividends or make any distribution on the Company’s share capital unless certain financial ratios ( that the long-term adjusted net debt is less than or equal to 6.5 ( six point five) times the EBITDAR, which on any determination date) are met.

On December 31, 2021, the Company was in compliance with the covenants under the above-mentioned loan agreement. On December 31, 2020, the Company was not in compliance with the financial ratio, therefore, the Company requested a waiver to the banks. The company received a waiver dated October 23, 2020, for the covenant regarding the financial ratio for the PDP financing facility that included the third and fourth quarter of 2020 and the first and second quarter of 2021. The waiver was provided by both banks, Santander and Bancomext.

For purposes of financing the pre-delivery payments, Mexican trusts were created whereby, the Company assigned its rights and obligations under the Airbus Purchase Agreement with Airbus S.A.S. (“Airbus”), including its obligation to make pre-delivery payments to the Mexican trusts, and the Company guaranteed the obligations of the Mexican trusts under the financing agreement (CIBanco, S.A., Institución de Banca Múltiple, Fidecomiso (previously Deutsche Bank México, S.A. Fideicomisos 1710 and 1711)).

As of December 31, 2021, the financial debt related to finance pre-delivery payments of aircraft amounts to Ps.3,535,649, the company covers this short-term obligation through the celebration of the sale and the collection made by the transaction denominated as sale and leaseback at the time of delivery, therefore, it does not represent a disbursement that directly impacts the company’s working capital.

As of December 31, 2021, the Company has committed credit lines totaling Ps.9,949,640 of which Ps.6,967,530 were related to financial debt (Ps.200,000 were undrawn) and Ps.2,982,110 were related to letters of credit (Ps.476,689 were undrawn). As of December 31, 2020, the Company had available credit lines totaling Ps.9,256,978 of which Ps.6,851,338 were related to financial debt (Ps.1,500,726 were undrawn) and Ps.2,405,640 were related to letters of credit (Ps.214,012 were undrawn).

On June 20, 2019, the Company, through its subsidiary Concesionaria issued 15,000,000 asset backed trust notes (“CEBUR”) under the ticket VOLARCB 19 for Ps.1.5 billion Mexican pesos through the Fideicomiso Irrevocable de Administración número CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos.

The notes have a five-year maturity annual reduction of Ps.250,000, Ps.500,000, Ps.500,000 and Ps.250,000 in 2021, 2022, 2023 and 2024, respectively, with a floating one-month coupon rate referenced to TIIE 28 plus with a 175 basis point spread. The notes start amortizing at the end of the second year.

On October 13, 2021, the Company, through its subsidiary Concesionaria issued in the Mexico market a second issuance of 15,000,000 asset backed trust notes (“CEBUR”) under the ticket VOLARCB 21L for Ps.1.5 billion Mexican pesos through the Fideicomiso Irrevocable de Administración número CIB/3249 created by Concesionaria. The issuance amount is part of a program approved by the

Mexican National Banking and Securities Commission (Comisión Nacional Bancaria y de Valores) for an amount of up to Ps.3.0 billion Mexican pesos. With this second issuance the total amount approved for the program has been reached.

The Trust Notes comply with the Sustainability-Linked Bond Principles 2020, administered by the International Capital Market Association (ICMA). Which has Sustainability Objectives (SPT) for the KPI, to reduce carbon dioxide emissions measured as grams of CO2 emissions per revenue passenger/kilometer (gCO2 / RPK) by 21.54%, 24.08% and 25.53% by 2022, 2023 and 2024, respectively, compared to 2015. This offering will help the Company to accomplish its long-term sustainable goals, among which are to reduce CO2 emissions by 35.42% by 2030.

A feature of the asset backed trust notes is that they will pay an additional twenty-five (25) basis points to the interest rate if the sustainability goals are not met, with the possibility of mitigating the additional rate if the 2023 or 2024 targets are met.

The notes have a five -year maturity annual reductions of Ps.83,333, Ps.500,000, Ps.500,000 and Ps.416,667 in 2023, 2024, 2025 and 2026, respectively, with a floating one-month coupon rate referenced to TIIE 28 plus with a 200 basis point spread. The notes start amortizing at the end of the second year.

The asset backed trust note’s structure operate on specific rules and provide a DSCR “Debt Service Coverage Ratio” which is computed by comparing the Mexican Peso collections over the previous six months to the next 6 months of debt service. In general, not retention of funds exists if the ratio exceeds 2.5 times. Amortization on the asset backed trust notes began in July of 2021 for the first issuance and the second issuance will begin in October of 2023. In addition, early amortization applies if:

i)	The Debt Coverage Ratio is less than 1.75x on any of the determination dates;
ii)	An event of retention is not covered in a period of 90 consecutive days;
iii)	The debt service reserve account of any series maintains on deposit an amount less than the required balance of the debt service reserve account for a period that includes two or more consecutive payment methods;
iv)	Insolvency event of Concesionaria;
v)	The update of a new insolvency event in relation to the Concesionaria;
vi)	Updating a new event of default.

In the event of default, the Trustee will refrain from delivering any amount that it would otherwise be to require to deliver to Concesionaria and will dedicate use such cash flow to amortize the principal of the  trust notes (“CEBUR”).

In December 2021, the Company renewed the working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 240 basis points. As of December 31, 2021, the company paid the dispositions made during the year, therefore, it does not have a balance pending settlement.

In December 2019, the Company entered into a short-term working capital facility with Banco Sabadell S.A., Institución de Banca Multiple (“Sabadell”) in Mexican pesos, bearing annual interest rate at TIIE 28 days plus a 300 basis points. The “Sabadell” working capital facility has the following covenant:

i)	Joint obligor (Concesionaria) must represent 85% of EBITDA of the holding.

At December 31, 2021 and 2020, the Company was in compliance with the covenants under the terms and conditions of the asset backed trusted notes and short-term working capital facilities.

Changes in liabilities arising from financing activities

For the years ended December 31, 2021 and 2020, the changes in liabilities from financing activities from the Company are summarized in the following table:

									Current vs non-
	January 1,		Net cash		Accrued*		Foreign exchange		current				December 31,
	2021		Flows		Interest		movement		reclassification		Other		2021
Current interest-bearing loans and borrowings	Ps.	1,558,884	Ps.	(1,223,402)	Ps.	2,876	Ps.	76,942	Ps.	3,637,559	Ps.	—	Ps.	4,052,859
Non-current interest -bearing loans and borrowings		3,795,749		2,023,240		—		35,171		(3,637,559)		7,220		2,223,821
Total liabilities from financing activities	Ps.	5,354,633	Ps.	799,838	Ps.	2,876	Ps.	112,113	Ps.	—	Ps.	7,220	Ps.	6,276,680

							Foreign		Current vs non-
	January 1,		Net cash		Accrued*		exchange		current				December 31,
	2020		Flows		Interest		movement		reclassification		Other		2020
Current interest-bearing loans and borrowings	Ps.	2,086,017	Ps.	(1,231,695)	Ps.	(10,498)	Ps.	(32,491)	Ps.	747,551	Ps.	-	Ps.	1,558,884
Non-current interest -bearing loans and borrowings		2,889,952		1,374,678		—		231,612		(747,551)		47,058		3,795,749
Total liabilities from financing activities	Ps.	4,975,969	Ps.	142,983	Ps.	(10,498)	Ps.	199,121	Ps.	—	Ps.	47,058	Ps.	5,354,633

* This balance is net of interest provisions and interest effectively paid as of December 31, 2021 and 2020, respectively.

c)  Other financial liabilities

At December 31, 2021 and 2020, the derivative financial instruments designated as CFH from the Company are summarized in the following table:

	2021		2020
Derivative financial instruments designated as CFH (effective portion recognized within OCI):
Zero-Cost Collar options	Ps.	—	Ps.	9,657
Total derivative financial liabilities	Ps.	—	Ps.	9,657
Presented on the consolidated statements of financial position as follows:
Current	Ps.	—	Ps.	9,657
Non-current	Ps.	—	Ps.	—